Summary of Significant Accounting Policies - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, net	$ 901,296	$ 717,709
Less: allowance for doubtful accounts	(763,247)	(599,322)
Less than 12 Months [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, net	966,744	892,772
More than 12 Months [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, net	$ 697,799	$ 424,259